Reserves for Future Policy Benefits and Unpaid Losses and Loss Adjustment Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Reserves for Future Policy Benefits and Unpaid Losses and Loss Adjustment Expenses [Abstract]
Property and Casualty Insurance Products Rollforward of Liabilities for Unpaid Losses and Loss Adjustment Expenses

	For the years ended December 31,
	2012	2011	2010
Beginning liabilities for unpaid losses and loss adjustment expenses, gross	$21,550	$21,025	$21,651
Reinsurance and other recoverables	3,033	3,077	3,441
Beginning liabilities for unpaid losses and loss adjustment expenses, net	18,517	17,948	18,210
Add provision for unpaid losses and loss adjustment expenses
Current year	7,274	7,420	6,768
Prior years	(4)	367	(196)
Total provision for unpaid losses and loss adjustment expenses	7,270	7,787	6,572
Less payments
Current year	2,882	3,181	2,952
Prior years	4,216	4,037	3,882
Total payments	7,098	7,218	6,834
Ending liabilities for unpaid losses and loss adjustment expenses, net	18,689	18,517	17,948
Reinsurance and other recoverables	3,027	3,033	3,077
Ending liabilities for unpaid losses and loss adjustment expenses, gross	$21,716	$21,550	$21,025

Property and Casualty Insurance Products Prior Accident Years Reserve Development

	For the years ended December 31,
	2012	2011	2010
Auto liability	$(25)	$(97)	$(169)
Homeowners	(32)	(1)	23
Professional liability	40	29	(88)
Package business	(20)	(76)	(19)
Workers’ compensation	78	171	(70)
General liability	(87)	(40)	(108)
Fidelity and surety	(9)	(7)	(5)
Commercial property	(8)	(4)	(16)
Net asbestos reserves	48	294	189
Net environmental reserves	10	26	67
All other non-A&E	—	—	11
Uncollectible reinsurance	—	—	(30)
Change in workers' compensation discount, including accretion	52	38	26
Catastrophes	(66)	37	11
Other reserve re-estimates, net	15	(3)	(18)
Total prior accident years development	$(4)	$367	$(196)

Life Insurance Products Rollforward of Liabilities for Unpaid Losses and Loss Adjustment Expenses

	For the years ended December 31,
	2012	2011	2010
Beginning liabilities for unpaid losses and loss adjustment expenses, gross	$6,547	$6,388	$6,131
Reinsurance recoverables	233	209	213
Beginning liabilities for unpaid losses and loss adjustment expenses, net	6,314	6,179	5,918
Add provision for unpaid losses and loss adjustment expenses
Current year	2,989	3,196	3,260
Prior years	52	98	70
Total provision for unpaid losses and loss adjustment expenses	3,041	3,294	3,330
Less payments
Current year	1,460	1,524	1,552
Prior years	1,600	1,635	1,517
Total payments	3,060	3,159	3,069
Ending liabilities for unpaid losses and loss adjustment expenses, net	6,295	6,314	6,179
Reinsurance recoverables	252	233	209
Ending liabilities for unpaid losses and loss adjustment expenses, gross	$6,547	$6,547	$6,388

Life Insurance Products Liability for future policy benefits and unpaid losses and loss adjustment expenses

	2012	2011
Group life term, disability and accident unpaid losses and loss adjustment expenses	$6,547	$6,547
Group life other unpaid losses and loss adjustment expenses	206	213
Individual life unpaid losses and loss adjustment expenses	173	134
Future policy benefits	12,350	12,572
Future policy benefits and unpaid losses and loss adjustment expenses	$19,276	$19,466